Fees Summary	Mar. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,186,000
Previously Paid Amount	0.00
Total Fee Amount	640.88
Total Offset Amount	0.00
Net Fee	640.88
Narrative - Max Aggregate Offering Price	$ 4,186,000
Final Prospectus	true